Leases (Details) - Schedule of changes in use right assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Changes In Use Right Assets Abstract
Balance beginning		$ 913
Depreciation expense	$ (296)	(360)
Update due to changes in the Consumer Price Index	15	(5)
Additions during the year	63	740
Termination of leases		(396)
Balance ending	$ 674	$ 892